Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Consolidated statement of cash flows
Issuance	€ 1,430	€ 187
Repayment	5,492	5,549
Cash inflow (outflow) for interest on derivative financial instruments	0	86
Cash and cash equivalents	7,148	7,072
Bank overdrafts	117	226
Cash and cash equivalents presented in assets held for sale	€ 0	€ 5